Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statement of cash flows:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	6,412	13,801
Restricted cash, non-current	350	700
Cash and cash equivalents and restricted cash	6,762	14,501

Restricted cash, non-current as of December 31, 2024 includes $350 of minimum liquidity requirements as per the April 2023 Neptune Sale and Leaseback (Note 7).

Restricted cash, non-current as of December 31, 2023 includes $350 of minimum liquidity requirements as per the March 2023 Neptune Sale and Leaseback (Note 7) and $350 of minimum liquidity requirements as per the April 2023 Neptune Sale and Leaseback (Note 7).